Commitments and Contingencies (Schedule of Annual Operating Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 9,243
2019	6,941
2020	5,800
2021	4,178
2022	2,314
Thereafter	797
Total operating lease payments	$ 29,273